Revenue - Summary of Revenue from Contracts with Customers (Detail) - Impact of adopting IFRS 15 [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 2,577.8	$ 2,761.8	$ 2,666.4
Gold [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[1]	2,408.6	2,584.0	2,535.8
Copper [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	[2]	$ 169.2	$ 177.8	$ 130.6

[1]	All regions.
[2]	Only Peru region (Cerro Corona).